Ivy Funds

Supplement dated October 1, 2020 to the

Ivy Funds Prospectus

dated January 31, 2020, as supplemented March 13, 2020, March 19, 2020, April 1, 2020, April 10, 2020, April 30, 2020, May 29, 2020, June 19, 2020, June 30, 2020 and August 24, 2020

Effective October 1, 2020, the prospectus is revised as follows:

1)	The following changes are made to the summary prospectus sections for each of Ivy International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund:

∎

The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $300,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

∎

The following language is added to the end of the first paragraph in the “Performance” section of the Fund’s summary section: “For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 3.5%.”

2)

The following language is added to the end of the first paragraph in the “Performance” section of the summary section for each of Ivy Apollo Strategic Income Fund, Ivy Crossover Credit Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund, and also is added to the end of the second paragraph in the “Performance” section of the Ivy Corporate Bond Fund’s summary section:

For Class A shares, the maximum applicable sales charge used is 5.75%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 2.5%.

3)

The following changes are made to the summary prospectus sections for each of Ivy Apollo Strategic Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund:

∎

The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

4)

The following language is added to the end of the first paragraph in the “Performance” section of the Ivy California Municipal High Income Fund’s summary section and to the end of the second paragraph in the “Performance” section of the Ivy Government Securities Fund’s summary section:

For Class A shares, the maximum applicable sales charge used is 4.25%. Effective October 1, 2020, the maximum applicable sales charge for Class A shares has been lowered to 2.5%.

5)	The following changes are made to the summary prospectus sections for each of Ivy California Municipal High Income Fund and Ivy Government Securities Fund:

∎

The second sentence in the “Fees and Expenses” section of the Fund’s summary section is revised as follows: “For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in funds within the Ivy Funds and/or InvestEd Portfolios.” In addition, the reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

6)	For Ivy Cash Management Fund: The reference in Footnote 1 to the “Fees and Expenses” section is revised from $1 million to $500,000.

Supplement	Prospectus	1

7)

In the summary section titled “Example” for each Fund (except Ivy Cash Management Fund), the information under the 1 Year, 3 Year, 5 Year and 10 Year columns for each chart showing expenses for investments in the Fund’s Class A Shares is deleted. The new information showing the costs to invest in Class A shares of a Fund for the 1 Year, 3 Year, 5 Year and 10 Year periods, which is the same amount for both tables in the “Example” section (i.e., whether or not an investor redeemed shares), is set forth below:

Fund Class A Shares (whether or not an investor redeemed shares)	1 Year	3 Years	5 Years	10 Years
Ivy International Small Cap Fund	$487	$813	$1,163	$2,147
Ivy Apollo Multi-Asset Income Fund	468	726	1,003	1,794
Ivy Apollo Strategic Income Fund	354	597	858	1,604
Ivy California Municipal High Income Fund	330	602	894	1,726
Ivy Corporate Bond Fund	351	567	799	1,467
Ivy Crossover Credit Fund	340	603	886	1,693
Ivy Government Securities Fund	346	585	842	1,576
Ivy Pictet Emerging Markets Local Currency Debt Fund	370	672	996	1,912
Ivy Pictet Targeted Return Bond Fund	371	665	980	1,873
Ivy PineBridge High Yield Fund	348	591	852	1,599

2	Prospectus	Supplement